Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense	$ 1.9	$ 1.9	$ 8.0	$ 8.5	$ 9.2
Minimum [Member]
Contingencies And Commitments [Line Items]
Lease term, (years)	1		1
Maximum [Member]
Contingencies And Commitments [Line Items]
Lease term, (years)	20		20